Recent accounting pronouncements	12 Months Ended
Mar. 31, 2026
Accounting Standards Update and Change in Accounting Principle [Abstract]
Recent accounting pronouncements
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Recent accounting pronouncements

In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” and issued subsequent amendment within ASU 2025-01. The amendments require disaggregation disclosure for certain expense captions presented on the face of income statement, as well as additional disclosure about selling expenses. This guidance is effective for the Company for the year ending March 31, 2028 and interim reporting periods during the year ending March 31, 2029. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance on its disclosures.

In November 2024, the FASB issued ASU 2024-04, “Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments,” which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The amendments also clarify some specific applications of induced conversion guidance and that the guidance applies to a convertible debt instrument that is not currently convertible as long as it had a substantive conversion feature as of both its issuance date and the date the inducement offer is accepted. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Company for the year ending March 31, 2027. Early adoption is permitted. As of March 31, 2026, the Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

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Recent accounting pronouncements (Continued)

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. The amendments provide all entities with a practical expedient when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. The new guidance is required to be applied prospectively. This guidance is effective for the Company for the year ending March 31, 2027. Early adoption is permitted. As of March 31, 2026, the Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In September 2025, the FASB issued ASU 2025-06, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software”, which removes all references to prescriptive and sequential software development stages (“project stages”) throughout Subtopic 350-40. The amendments provide guidance on determining whether there is significant development uncertainty in evaluating the probable-to-complete recognition threshold. The amendments also supersede the website development costs guidance and incorporate the recognition requirements for website-specific development costs. This guidance also specifies the disclosures requirements for capitalized internal-use software costs. The new guidance is required to be applied using either the prospective transition approach, the modified transition approach or the retrospective transition approach. This guidance is effective for the Company for the year ending March 31, 2029. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

In November 2025, the FASB issued ASU 2025-08, “Financial Instruments—Credit Losses (Topic 326): Purchased Loans”, which defines purchased seasoned loans and expands the use of the gross-up approach in ASC 326 to the purchased seasoned loans. The new guidance is required to be applied prospectively to loans that are acquired on or after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

In November 2025, the FASB issued ASU 2025-09, “Derivatives and Hedging (Topic 815): Hedge Accounting Improvements”, which clarifies certain aspects of the guidance on hedge accounting and addresses several incremental hedge accounting issues arising from the global reference rate reform initiative. The amendments include: (i) expanding the hedged risks permitted to be aggregated in a group of individual forecasted transactions in a cash flow hedge and clarifying the circumstance under which a group of individual forecasted transactions can be considered to have a similar risk exposure; (ii) providing a model to facilitate the application of cash flow hedge accounting to forecasted interest payments on choose-your-rate debt instruments; (iii) expanding hedge accounting for forecasted purchases and sales of nonfinancial assets; (iv) eliminating the requirement to apply the net written option test to a compound derivative comprising a swap and a written option designated as the hedging instrument in a cash flow hedge or a fair value hedge of interest rate risk; and (v) eliminating the recognition and presentation mismatch related to a dual hedge strategy. The new guidance is required to be applied prospectively for all hedging relationships. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

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Recent accounting pronouncements (Continued)

In December 2025, the FASB issued ASU 2025-10, “Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities,” which establishes the accounting for a government grant received by a business entity, including recognition and measurement guidance for a grant related to an asset and a grant related to income. This guidance also requires certain presentation and disclosures for the grant. The new guidance is required to be applied using either the modified prospective approach, the modified retrospective approach or the retrospective approach. This guidance is effective for the Company for the year ending March 31, 2030. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270): Narrow-Scope Improvements,” which clarifies interim disclosure requirements, the applicability of Topic 270, the types of interim reporting, and the form and content of interim financial statements in accordance with U.S. GAAP. The amendments also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Company for the interim reporting periods during the year ending March 31, 2029. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.